Summary of Organization And significant Accounting Policies - Schedule Of Carrying Value And Fair Value of Financial Instruments (Detail) - USD ($)	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 1,062,693,000	$ 1,064,917,000	$ 662,987,000
Observable Inputs (Level 2) [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	1,105,240,000	1,101,873,000	696,500,000
Long-term debt, Carrying Value	1,062,693,000	1,064,917,000	$ 663,000,000
Level 3 [Member]
Debt Instrument [Line Items]
Current portion of deferred consideration and noncompete obligations, Fair Value	18,576,000	16,027,000
Long term portion of deferred consideration and noncompete obligations, Fair Value	31,981,000	37,357,000
Current portion of deferred consideration and noncompete obligations, Carrying Value	18,576,000	16,027,000
Long term portion of deferred consideration and noncompete obligations, Carrying Value	$ 31,981,000	$ 37,357,000